American Funds Tax-Advantaged Income Portfolio
American Funds Tax-Advantaged Income Portfolio

American Funds Portfolio SeriesSM

Summary Prospectus and Prospectus Supplement

April 29, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

1. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds Tax-Advantaged Income Portfolio is amended in its entirety as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 50 of the prospectus and on page 83 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus